Share based compensation (Schedule of Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiples	2.5	[1]
Expected dividend yield	0.00%	[2]
Contract life	10 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rates (%)	2.41%	[3]
Expected volatility (%)	65.00%	[4]
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rates (%)	2.33%	[3]
Expected volatility (%)	63.00%	[4]

[1]	The expected exercise multiple is the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. As the Company did not have sufficient information of past employee exercise history, it was estimated by referencing to Valuing Employee Stock Options (published by John Wiley & Sons. Inc. 2004 edition), a well-accepted academic publication.
[2]	The dividend yield was estimated based on the Company’s expected dividend policy over the expected life of the options.
[3]	The risk-free interest rate is based on the implied yield rates of China government bonds denominated in US$ for a term consistent with the expected life of the awards in effect at the time of grant if such rates are available.
[4]	The Company estimates the volatility of its common stock at the date of grant based on the historical volatility of similar U.S. and Hong Kong public companies for a period equal to the expected life preceding the grant date.